Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods at a point in time in the following categories:

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
	$	$	$	$
Active ingredients	1,476	1,707	5,280	6,098
Pharmaceutical	7	164	452	167
	1,483	1,871	5,732	6,265

Summary of deferred revenue

The following table provides a summary of deferred revenue balances:

	September 30, 2025
	Current	Non-current	Total
	$	$	$
Pharmanovia	13	985	998
NK Meditech	6	45	51
	19	1,030	1,049

	December 31, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	115	875	990
NK Meditech	5	39	44
	120	914	1,034